Basis Of Presentation And Principles Of Consolidation (Notes)	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis Of Presentation And Principles Of Consolidation [Text Block]
BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
The unaudited consolidated financial information included herein has been prepared by Outerwall Inc., pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). On June 27, 2013, we changed our name to Outerwall Inc. The name change reflects the evolution of our company from a single coin-counting kiosk business into multiple automated retail businesses. The unaudited consolidated financial statements of Outerwall Inc. included herein reflect all adjustments, consisting only of normal recurring adjustments that, in the opinion of management, are necessary to present fairly our consolidated financial position, results of operations, and cash flows for the periods presented. The financial information as of December 31, 2012, is derived from our 2012 Annual Report on Form 10-K. The consolidated financial statements included within this Quarterly Report on Form 10-Q should be read in conjunction with the consolidated financial statements and the notes thereto included in our 2012 Annual Report on Form 10-K. The results of operations for the interim periods presented are not necessarily indicative of the results to be expected for the full year.
The accompanying consolidated financial statements include the accounts of Outerwall Inc. and our wholly-owned subsidiaries. Investments in companies of which we may have significant influence, but not a controlling interest, are accounted for using the equity method of accounting. All significant intercompany balances and transactions have been eliminated in consolidation.
Accounting Pronouncements Adopted During the Current Year
In July 2012, the FASB issued ASU No. 2012-2, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” ("ASU 2012-2"). ASU 2012-2 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test for indefinite-lived intangible assets. An organization that elects to perform a qualitative assessment no longer is required to perform the quantitative impairment test for an indefinite-lived intangible asset if it is not more likely than not that the asset is impaired. ASU 2012-2, which applies to all public, private, and not-for-profit organizations, is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Our adoption of ASU 2012-2 in the first quarter of 2013 did not have a material impact on our financial position, results of operations or cash flows.
On February 5, 2013, the FASB issued ASU No. 2013-2, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” ("ASU 2013-2"). ASU 2013-2 was issued to address concerns raised in the initial issuance of ASU No. 2011-5, “Presentation of Comprehensive Income”, for which the Board deferred the effective date of certain provisions relating to the presentation of reclassification adjustments in the income statement. With the issuance of ASU 2013-2 entities are now required to disclose:

•	For items reclassified out of accumulated other comprehensive income and into net income in their entirety, the effect of the reclassification on each affected net income line item; and

•
For AOCI reclassification items that are not reclassified in their entirety into net income, a cross reference to other required disclosures under generally accepted accounting standards in the United States ("US GAAP").

This information may be provided either in the notes or parenthetically on the face of the statement that reports net income as long as all the information is disclosed in a single location. However, an entity is prohibited from providing this information parenthetically on the face of the statement that reports net income if it has items that are not reclassified in their entirety into net income. For public entities, ASU 2013-2 is effective for annual reporting periods beginning after December 15, 2012 and interim periods within those years. Our adoption of ASU 2013-2 in the first quarter of 2013 did not have a material impact on our financial position, results of operations or cash flows.